FINANCIAL INCOME/(EXPENSE)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCIAL INCOME/(EXPENSE)

30.	FINANCIAL INCOME/(EXPENSE)

				Consolidated
	Ref.	12/31/2025	12/31/2024	12/31/2023
Financial income
Related parties	24.b	311,335	245,336	225,149
Income from financial investments		1,034,063	952,779	826,028
Updated shares – Fair value through profit or loss	15.d			308,309
Dividends receivable		7,663	2,512	52,516
Interest and fines		69,934	77,480	82,634
Other income		93,812	119,956	161,111
		1,516,807	1,398,063	1,655,747
Financial expenses
Borrowings and financing - foreign currency	14	(2,221,823)	(2,334,763)	(1,567,508)
Borrowings and financing - local currency	14	(2,092,298)	(1,895,650)	(2,096,805)
Capitalized interest	11	403,302	206,764	182,799
Updated shares – Fair value through profit or loss	15.d	(57,562)	(632,612)
Related parties	24.b	(4,528)	(6,602)	(8,249)
Lease liabilities		(105,771)	(94,034)	(76,514)
Interest and fines		(186,329)	(119,765)	(146,222)
Interest on forfaiting operations		(184,692)	(363,538)	(465,574)
(-) Adjusted present value of trade payables		(493,244)	(354,027)	(353,774)
Commission, bank fees, guarantee and bank fees		(193,304)	(373,859)	(199,505)
PIS/COFINS over financial income		(79,483)	(122,263)	(87,144)
Other financial expenses		(1,236,843)	(873,918)	(533,581)
		(6,452,575)	(6,964,267)	(5,352,077)
Others financial items, net
Foreign exchange and monetary variation, net		(1,340,576)	483,489	(524,302)
Gains and (losses) on exchange derivatives (*)		(218,503)	(750,102)	69,250
Exchange rate fluctuations in iron ore	15.c	(1,345)	19,445
		(1,560,424)	(247,167)	(455,052)
		(8,012,999)	(7,211,434)	(5,807,129)

Financial income (expenses), net		(6,496,192)	(5,813,371)	(4,151,382)

(*) Statement of gains and (losses) on derivative transactions (note 15.c)
Exchange rate swap Real x Dollar		(180,672)	188,364	(96,602)
Exchange rate swap Dollar x Euro				9,567
Interest rate swap CDI x IPCA		(69,762)	(791,937)	112,694
Exchange rate swap CDI x Dollar		31,931	(146,529)	43,591
		(218,503)	(750,102)	69,250

Accounting Policy

Financial income includes interest income on short-term investments and changes in the fair value of financial assets measured at fair value through profit or loss. Interest income is recognized in profit or loss using the effective interest method.

Financial expenses include interest expenses on loans and losses at the fair value of financial instruments measured at fair value through profit or loss. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are measured in profit or loss using the effective interest method. Foreign exchange gains and losses are reported on a net basis.